Ordinary Shares	12 Months Ended
Dec. 31, 2020
Class Of Stock Disclosures [Abstract]
Ordinary Shares

14.ORDINARY SHARES

The Group’s Class A and Class B ordinary shares are identical in all respects except for voting and conversion rights. On all matters upon which the holders are entitled to vote, the Class A shares and Class B shares then outstanding shall constitute 39.6% and 60.4% of the total voting power of the issued and outstanding shares of the Group, respectively.